Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On4:
Year[1]	Summary Compensation Table Total for First CEO[2]	Compensation Actually Paid to First CEO[3]	Summary Compensation Table Total for Second CEO[2]	Compensation Actually Paid to Second CEO[3]	Average Summary Compensation Table Total for Non-CEO NEOs[2]	Average Compensation Actually Paid to Non-CEO NEOs[3]	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (millions)[5]	Underlying Revenue Growth[6]
2024	—	—	$14,579,474	$9,204,581	$4,443,030	$2,869,571	$95.00	$138.00	$1,400.9	8.9%
2023	$1,805,737	$(4,142,021)	12,869,020	10,952,012	4,994,004	4,280,300	98.00	124.00	1,402.4	12.1%
2022	13,992,145	(10,537,711)	—	—	4,167,440	(2,605,075)	95.94	113.92	1,521.9	7.7%
2021	13,613,305	31,516,279	—	—	3,501,702	8,147,117	166.60	140.40	1,503.1	17.8%
2020	10,050,933	15,035,705	—	—	3,403,465	4,444,991	117.32	117.63	823.4	0.6%

Company Selected Measure Name	•Underlying Revenue Growth
Named Executive Officers, Footnote	NEOs included in the above compensation columns reflect the following:

Year	First CEO	Second CEO	Non-CEO NEOs
2024		Bernard Zovighian	Scott Ullem, Donald Bobo Jr, Daveen Chopra, Larry Wood, Jean-Luc Lemercier, Catherine Szyman
2023	Michael Mussallem	Bernard Zovighian	Scott Ullem, Donald Bobo Jr, Catherine Szyman, Larry Wood
2022	Michael Mussallem		Scott Ullem, Jean-Luc Lemercier, Larry Wood, Bernard Zovighian
2021	Michael Mussallem		Scott Ullem, Donald Bobo Jr, Jean-Luc Lemercier, Larry Wood
2020	Michael Mussallem		Scott Ullem, Donald Bobo Jr, Jean-Luc Lemercier, Larry Wood

Adjustment To PEO Compensation, Footnote	Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (1) for RSU awards (excluding Total Shareholder Return “TSR” awards and other performance-based awards), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting date price, (2) for TSR-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), and (3) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the seven year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.
For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs (including, for purposes of this table, former named executive officers who are included in the Non-CEO NEO group for the applicable year) means the NEO’s total compensation as reflected in the Summary Compensation Table for the applicable year and adjusted for the following with respect to each NEO:

•Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year,
•Less the NEO’s aggregate change in the actuarial present value of the accumulated benefit under pension plans included in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for the applicable year,
•Plus the pension service cost for the NEO for the applicable year,
•Plus the year-end value of Edwards option and stock awards granted in the covered year which were outstanding and unvested at the end of the covered year,
•Plus/(less) the change in value as of the end of the covered year as compared to the value at the end of the prior year for Edwards option and stock awards which were granted in prior years and were outstanding and unvested at the end of the covered year,
•Plus the vesting date value of Edwards option and stock awards which were granted and vested during the same covered year,
•Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior year for Edwards option and stock awards which were granted in prior years and vested in the covered year,
•Less, as to any Edwards option and stock awards which were granted in prior years and were forfeited during the covered year, the value of such awards as of the end of the prior year,
•Plus the dollar value of any dividends or other earnings paid during the covered year on outstanding and unvested Edwards option and stock awards (no dividends were paid on unvested awards during the applicable years; the crediting of dividend equivalents on stock awards is taken into account in determining the applicable vesting or year-end date of the award),
•Plus, as to an Edwards option or stock award that was materially modified during the covered year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the Edwards option or stock awards held by the NEOs were materially modified during the years covered by the table).

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10 K each year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

The table above reflects the CAP (determined as noted above) for each of our first and second CEO and, for our Non-CEO NEOs, the average of the CAPs determined for the Non-CEO NEOs for each of the years shown in the table.

Compensation Actually Paid to the first CEO, Mr. Mussallem, reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2024	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$—	$1,805,737	$13,992,145	$13,613,305	$10,050,933
Less, value of Stock Awards reported in SCT	—	(399,972)	(11,769,153)	(10,731,293)	(7,964,289)
Less, change in Pension Value reported in SCT	—	—	—	—	—
Plus, Annual Service Cost (Pension)	—	—	—	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	—	341,981	5,096,973	16,872,757	9,943,132
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	—	(289,812)	(4,858,706)	1,252,507	(671,244)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	826,186	1,466,945	931,746
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	—	1,123,259	(13,825,155)	9,042,058	2,745,426
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	(6,723,214)	—	—	—
Total Adjustments	$—	$(5,947,758)	$(24,529,856)	$17,902,974	$4,984,772
Actual Compensation Paid for Fiscal Year	$—	$(4,142,021)	$(10,537,711)	$31,516,279	$15,035,705
Compensation Actually Paid to the second CEO, Mr. Zovighian, reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2024	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$14,579,474	$12,869,020	$—	$—	$—
Less, value of Stock Awards reported in SCT	(11,896,012)	(10,599,764)	—	—	—
Less, change in Pension Value reported in SCT	—	—	—	—	—
Plus, Annual Service Cost (Pension)	—	—	—	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	9,550,540	8,321,622	—	—	—
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(3,519,304)	(105,244)	—	—	—
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	489,883	466,378	—	—	—
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—	—	—	—
Total Adjustments	$(5,374,893)	$(1,917,008)	$—	$—	$—
Actual Compensation Paid for Fiscal Year	$9,204,581	$10,952,012	$—	$—	$—

Non-PEO NEO Average Total Compensation Amount	$ 4,443,030	$ 4,994,004	$ 4,167,440	$ 3,501,702	$ 3,403,465
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,869,571	4,280,300	(2,605,075)	8,147,117	4,444,991
Adjustment to Non-PEO NEO Compensation Footnote	Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (1) for RSU awards (excluding Total Shareholder Return “TSR” awards and other performance-based awards), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting date price, (2) for TSR-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), and (3) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the seven year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.
For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs (including, for purposes of this table, former named executive officers who are included in the Non-CEO NEO group for the applicable year) means the NEO’s total compensation as reflected in the Summary Compensation Table for the applicable year and adjusted for the following with respect to each NEO:

•Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year,
•Less the NEO’s aggregate change in the actuarial present value of the accumulated benefit under pension plans included in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for the applicable year,
•Plus the pension service cost for the NEO for the applicable year,
•Plus the year-end value of Edwards option and stock awards granted in the covered year which were outstanding and unvested at the end of the covered year,
•Plus/(less) the change in value as of the end of the covered year as compared to the value at the end of the prior year for Edwards option and stock awards which were granted in prior years and were outstanding and unvested at the end of the covered year,
•Plus the vesting date value of Edwards option and stock awards which were granted and vested during the same covered year,
•Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior year for Edwards option and stock awards which were granted in prior years and vested in the covered year,
•Less, as to any Edwards option and stock awards which were granted in prior years and were forfeited during the covered year, the value of such awards as of the end of the prior year,
•Plus the dollar value of any dividends or other earnings paid during the covered year on outstanding and unvested Edwards option and stock awards (no dividends were paid on unvested awards during the applicable years; the crediting of dividend equivalents on stock awards is taken into account in determining the applicable vesting or year-end date of the award),
•Plus, as to an Edwards option or stock award that was materially modified during the covered year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the Edwards option or stock awards held by the NEOs were materially modified during the years covered by the table).

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10 K each year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

The table above reflects the CAP (determined as noted above) for each of our first and second CEO and, for our Non-CEO NEOs, the average of the CAPs determined for the Non-CEO NEOs for each of the years shown in the table.

Compensation Actually Paid to the first CEO, Mr. Mussallem, reflects the following adjustments from Total compensation reported in the Summary Compensation Table:
The average Compensation Actually Paid to the non-CEO NEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table for the applicable year:

	2024	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$4,443,030	$4,994,004	$4,167,440	$3,501,702	$3,403,465
Less, value of Stock Awards reported in SCT	(3,112,794)	(3,651,118)	(3,051,860)	(2,065,155)	(1,879,854)
Less, change in Pension Value reported in SCT		—	—	(108,381)	(481,327)
Plus, Annual Service Cost (Pension)	37,027	—	73,920	284,557	211,352
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	1,946,080	2,489,707	1,186,590	3,325,850	2,502,007
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(750,381)	(158,145)	(1,392,945)	97,694	(302,943)
Plus, FMV of Awards Granted this Year and that Vested this Year	260,363	137,411	370,095	195,064	91,597
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	275,003	468,441	(3,958,314)	2,915,787	900,694
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	(228,757)	—	—	—	—
Total Adjustments	$(1,573,459)	$(713,704)	$(6,772,514)	$4,645,415	$1,041,526
Actual Compensation Paid for Fiscal Year	$2,869,571	$4,280,300	$(2,605,075)	$8,147,117	$4,444,991

Compensation Actually Paid vs. Total Shareholder Return	Edwards Total Shareholder Return represents cumulative total shareholder return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of 2019 through the end of the applicable year, and is calculated assuming the reinvestment of dividends. Peer Group Total Shareholder Return represents cumulative total shareholder return on a fixed investment of $100 in the S&P Health Care Equipment Index for the period beginning on the last trading day of 2019 through the end of the applicable year and is calculated assuming the reinvestment of dividends.
The following chart illustrates the CAP for our first and second CEOs and the average CAP for our Non-CEO NEOs for each of the last five years against our Company’s total shareholder return and the total shareholder return for the S&P 500 Health Care Equipment Index (each calculated as described above) over that period of time.

Compensation Actually Paid vs. Net Income	This column shows our net income for each year covered by the table. For purposes of the table above and the chart below, our net income for a particular year is as reported in the Annual Report on Form 10-K that we filed with the SEC in the immediately following year (i.e., our net income for 2024 is as reported in our Annual Report on Form 10-K filed with the SEC in 2025). Accordingly, our net income for these purposes for each of 2020, 2021, 2022 and 2023 includes the results of our Critical Care product group and a non-core product group which in 2024 met the conditions for discontinued operations presentation (the “discontinued product groups”). Our net income for 2024 is presented on a continuing operations basis and excludes the discontinued product groups. The following chart illustrates the CAP for our first and second CEOs and the average CAP for our Non-CEO NEOs for each of the last five years against our net income for each of those years. While no portion of NEO compensation is directly dependent upon our net income, SEC rules require that net income be presented as a performance measure in this table.

Compensation Actually Paid vs. Company Selected Measure	This column shows our underlying revenue growth for each year covered by the table, with revenue growth measured by our revenues for the year in question over our revenues for the preceding year. For purposes of the table above and the chart below, and except as noted in the next sentence, our revenues for a particular year are based on our revenues as reported in our Annual Report on Form 10-K filed with the SEC in the immediately following year (i.e., our 2023 revenue growth is based on our revenues for 2023 over our revenues for 2022, with our revenues for each of 2023 and 2022 as reported in our Annual Reports on Form 10-K filed with the SEC in 2024 and 2023, respectively). Accordingly, our underlying revenue growth for 2020, 2021, 2022, and 2023 included the results of the discontinued product groups, while our underlying revenue growth for 2024 was calculated on a continuing operations basis (using our revenues for 2024 over our revenues for 2023, with our revenues for each of 2024 and 2023 as presented on a continuing operations basis and reported in our Annual Report on Form 10-K filed with the SEC in 2025) and excluded the results of the discontinued product groups. We consider underlying revenue growth to be a key metric in our executive compensation program as underlying revenue growth is used in determining payouts under our Annual Incentive Plan. See the Compensation Discussion and Analysis section of this Proxy Statement for more information regarding the use of this performance measure in our executive compensation program. The following chart illustrates the CAP for our first and second CEOs and the average CAP for our Non-CEO NEOs for each of the last five years against our underlying revenue growth for each of those years.

Total Shareholder Return Amount	$ 95.00	98.00	95.94	166.60	117.32
Peer Group Total Shareholder Return Amount	138.00	124.00	113.92	140.40	117.63
Net Income (Loss)	$ 1,400,900,000	$ 1,402,400,000	$ 1,521,900,000	$ 1,503,100,000	$ 823,400,000
Company Selected Measure Amount	0.089	0.121	0.077	0.178	0.006
Additional 402(v) Disclosure	See the Summary Compensation Table above for detail on the Summary Compensation Table total compensation for our CEO for each year covered in the table. The average compensation for the Non-CEO NEOs for 2024 was calculated from the Summary Compensation Table above. The average compensation for the Non-CEO NEOs for each of 2023, 2022, 2021, and 2020 was calculated from the Summary Compensation Table as disclosed in our Proxy Statement filed with the Securities and Exchange Commission in 2024, 2023, 2022 or 2021, respectively.
See the Compensation Discussion and Analysis section of this Proxy Statement for more information regarding the use of these performance measures in our executive compensation program.

In addition to the financial performance measures listed above, we view our stock price, upon which the value of all of our equity awards is dependent, as a key performance-based component of our executive compensation program in order to further align the interests of our senior management with the interests of our stockholders.

Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	•Underlying Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	•Adjusted Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	•Adjusted Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	•KOD Measurement
Bernard Zovighian [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,579,474	$ 12,869,020
PEO Actually Paid Compensation Amount	9,204,581	10,952,012
Michael Mussallem [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,805,737	$ 13,992,145	$ 13,613,305	$ 10,050,933
PEO Actually Paid Compensation Amount		(4,142,021)	(10,537,711)	31,516,279	15,035,705
PEO | Bernard Zovighian [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,374,893)	(1,917,008)
PEO | Bernard Zovighian [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Bernard Zovighian [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Bernard Zovighian [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,896,012)	(10,599,764)
PEO | Bernard Zovighian [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,550,540	8,321,622
PEO | Bernard Zovighian [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,519,304)	(105,244)
PEO | Bernard Zovighian [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Bernard Zovighian [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	489,883	466,378
PEO | Bernard Zovighian [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Michael Mussallem [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,947,758)	(24,529,856)	17,902,974	4,984,772
PEO | Michael Mussallem [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Michael Mussallem [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Michael Mussallem [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(399,972)	(11,769,153)	(10,731,293)	(7,964,289)
PEO | Michael Mussallem [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		341,981	5,096,973	16,872,757	9,943,132
PEO | Michael Mussallem [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(289,812)	(4,858,706)	1,252,507	(671,244)
PEO | Michael Mussallem [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	826,186	1,466,945	931,746
PEO | Michael Mussallem [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,123,259	(13,825,155)	9,042,058	2,745,426
PEO | Michael Mussallem [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,723,214)	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,573,459)	(713,704)	(6,772,514)	4,645,415	1,041,526
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	(108,381)	(481,327)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,027	0	73,920	284,557	211,352
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,112,794)	(3,651,118)	(3,051,860)	(2,065,155)	(1,879,854)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,946,080	2,489,707	1,186,590	3,325,850	2,502,007
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(750,381)	(158,145)	(1,392,945)	97,694	(302,943)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	260,363	137,411	370,095	195,064	91,597
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,003	468,441	(3,958,314)	2,915,787	900,694
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (228,757)	$ 0	$ 0	$ 0	$ 0